Consolidated Statement of Changes in Stockholders' Equity (Parentheticals) - USD ($) $ in Thousands	8 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Issuance costs	$ 17	$ 457
Panacea Acquisition Corp
Sale of underwriting discounts, shares	14,375,000
Sale of private placement, shares	487,500